Canterbury Portfolio Thermostat Fund
Schedule of Investments
July 31, 2026 (Unaudited)
COMMON STOCKS — 48.96% Shares Fair Value
Consumer Discretionary — 9.19%
eBay, Inc. 3,165 $ 360,842
Hilton Worldwide Holdings, Inc. 1,265 405,420
766,262
Energy — 5.19%
Williams Companies, Inc. (The) 6,050 432,817
Industrials — 15.49%
Caterpillar, Inc. 745 607,033
General Dynamics Corp. 940 360,415
Waste Management, Inc. 1,430 323,967
1,291,415
Technology — 19.09%
Analog Devices, Inc. 1,350 496,003
Micron Technology, Inc. 855 703,690
Nvidia Corp. 1,950 391,463
1,591,156
Total Common Stocks (Cost $2,953,575) 4,081,650
EXCHANGE-TRADED FUNDS — 49.38% Shares Fair Value
Health Care Select Sector SPDR® ETF 2,875 467,331
Invesco Dynamic Food & Beverage ETF 10,700 510,445
Invesco S&P 500® Equal Weight ETF 1,800 387,018
iShares MSCI Switzerland ETF 7,000 442,120
iShares Select Dividend ETF 2,850 459,449
Materials Select Sector SPDR® ETF 9,100 458,913
ProShares Short FTSE China 50 ETF 16,000 339,202
Real Estate Select Sector SPDR® ETF 10,500 473,235
Technology Select Sector SPDR® ETF 3,300 578,654
Total Exchange-Traded Funds (Cost $3,664,832) 4,116,367
MONEY MARKET FUNDS - 2.02% Shares Fair Value
Morgan Stanley Institutional Liquidity Government Portfolio - Institutional
Shares, 3.59%
(a)
168,382 168,382
Total Money Market Funds (Cost $168,382) 168,382
Total Investments — 100.36% (Cost $6,786,789) 8,366,399
Liabilities in Excess of Other Assets — (0.36)% (30,131)
NET ASSETS — 100.00% $ 8,336,268
(a) Rate disclosed is the seven day effective yield as of July 31, 2026.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt